UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUNDS INC.

SMITH BARNEY AGGRESSIVE GROWTH

PORTFOLIO

SMITH BARNEY MID CAP CORE PORTFOLIO

FORM N-Q

JULY 31, 2004

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 94.1%
CONSUMER DISCRETIONARY — 14.9%
Media — 14.7%
1,233,275	Cablevision Systems Corp. NY Group, Class A Shares+	$21,545,314
132,842	Comcast Corp., Class A Shares+	3,639,871
1,273,160	Comcast Corp., Special Class A Shares+	34,120,688
1,803,400	Liberty Media Corp., Series A Shares+	15,292,832
90,170	Liberty Media International, Inc., Series A Shares+	2,811,501
1,619,367	Time Warner Inc.+	26,962,461
317,699	Viacom Inc., Class B Shares	10,671,509
575,000	The Walt Disney Co.	13,276,750
34,600	World Wrestling Entertainment, Inc.	439,766
		128,760,692
Specialty Retail — 0.2%
215,000	Charming Shoppes, Inc.+	1,578,100
	TOTAL CONSUMER DISCRETIONARY	130,338,792
ENERGY — 10.9%
Energy Equipment & Services — 5.5%
165,800	Core Laboratories N.V.+	3,647,600
523,150	Grant Prideco, Inc.+	9,882,303
735,450	Weatherford International Ltd.+	34,404,351
		47,934,254
Oil & Gas — 5.4%
795,800	Anadarko Petroleum Corp.	47,580,882
	TOTAL ENERGY	95,515,136
EXCHANGE TRADED FUND — 1.7%
427,000	Nasdaq-100 Index Tracking Stock	14,910,840
FINANCIALS — 9.0%
Banks — 0.9%
33,000	Astoria Financial Corp.	1,127,280
361,566	New York Community Bancorp, Inc.	6,956,530
		8,083,810
Diversified Financials — 8.1%
83,725	CIT Group Inc.	2,910,281
7,300	Greenhill & Co., Inc.	149,285
612,842	Lehman Brothers Holdings Inc.	42,960,224
495,400	Merrill Lynch & Co., Inc.	24,631,288
2,415	National Financial Partners Corp.	81,337
		70,732,415
	TOTAL FINANCIALS	78,816,225
HEALTHCARE — 37.7%
Biotechnology — 23.0%
1,400	Albany Molecular Research, Inc.+	16,632
162,500	Alkermes, Inc.+	1,753,375
664,745	Amgen Inc.+	37,810,696

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Biotechnology — 22.9% (continued)
758,806	Biogen Idec Inc.+	$45,528,360
110,150	CancerVax Corp.+	723,686
809,850	Chiron Corp.+	37,115,425
100,400	Genentech, Inc.+	4,887,472
745,168	Genzyme Corp.+	38,212,215
378,775	ImClone Systems Inc.+	22,317,423
224,750	Isis Pharmaceuticals, Inc.+	1,134,988
766,905	Millennium Pharmaceuticals, Inc.+	8,527,984
2,300	Nabi Biopharmaceuticals +	26,565
173,000	Nanogen, Inc.+	837,320
800	Tularik Inc.+	19,952
265,400	Vertex Pharmaceuticals Inc.+	2,449,642
		201,361,735
Healthcare Equipment & Supplies — 0.5%
92,100	Biosite Inc.+	4,069,899
5,400	Cygnus, Inc.+	1,053
		4,070,952
Healthcare Providers & Services — 6.0%
836,000	UnitedHealth Group Inc.	52,584,400
Pharmaceuticals — 8.3%
843,800	Forest Laboratories, Inc.+	42,434,702
238,448	Johnson & Johnson	13,179,021
625,666	King Pharmaceuticals, Inc.+	7,063,769
72,189	Pfizer Inc.	2,307,160
78,576	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,325,850
323,000	Valeant Pharmaceuticals International	5,655,730
		72,966,232
	TOTAL HEALTHCARE	330,983,319
INDUSTRIALS — 6.6%
Aerospace & Defense — 2.4%
338,800	L-3 Communications Holdings, Inc.	20,717,620
Industrial Conglomerates — 3.5%
998,412	Tyco International Ltd.	30,950,772
Machinery — 0.7%
283,000	Pall Corp.	6,557,110
	TOTAL INDUSTRIALS	58,225,502
INFORMATION TECHNOLOGY — 10.5%
Communications Equipment — 2.7%
186,100	C-COR Inc.+	1,511,132
25,000	CEVA, Inc.+	190,750
133,000	DSP Group, Inc.+	2,621,430
878,000	Motorola, Inc.	13,986,540
443,325	Nokia Oyj, Sponsored ADR	5,151,437
		23,461,289

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals — 1.4%
876,076	Maxtor Corp.+	$4,100,036
242,000	Quantum Corp.+	590,480
300,000	SanDisk Corp.+	7,296,000
		11,986,516
Electronic Equipment & Instruments — 0.0%
12,400	Excel Technology, Inc.+	332,320
Semiconductor Equipment & Products — 5.1%
125,000	Cabot Microelectronics Corp.+	4,436,250
229,000	Cirrus Logic, Inc.+	1,392,320
133,000	Cree, Inc.+	2,976,540
343,334	Intel Corp.	8,370,483
1,477,300	Micron Technology, Inc.+	19,987,869
543,000	RF Micro Devices, Inc.+	3,214,560
10,300	Standard Microsystems Corp.+	177,263
278,091	Teradyne, Inc.+	4,755,356
		45,310,641
Software — 1.3%
106,000	Advent Software, Inc.+	1,681,160
115,000	Autodesk, Inc.	4,623,000
72,264	Microsoft Corp.	2,056,633
105,000	RSA Security Inc.+	1,955,100
75,000	Verity, Inc.+	834,750
		11,150,643
	TOTAL INFORMATION TECHNOLOGY	92,241,409
TELECOMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 0.1%
82,000	AT&T Corp.	1,238,200
Wireless Telecommunication Services — 2.7%
1,627,360	AT&T Wireless Services Inc.+	23,499,078
	TOTAL TELECOMMUNICATION SERVICES	24,737,278
	TOTAL COMMON STOCK (Cost — $875,657,693)	825,768,501

RIGHTS	SECURITY	VALUE
RIGHTS — 0.0%
Media — 0.0%
18,034	Liberty Media International, Inc., Series A Shares+ (cost $0)	108,384

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 5.9%
$51,426,000	Morgan Stanley dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $51,431,785; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.440% due 9/15/04 to 8/6/38; Market value — $52,454,601) (Cost — $51,426,000)	$51,426,000
	TOTAL INVESTMENTS — 100.0% (Cost — $927,083,693*)	$877,302,885
+	Non income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in schedule:

ADR    American Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.3%
CONSUMER DISCRETIONARY — 18.0%
Hotels Restaurants & Leisure — 2.9%
55,025	Boyd Gaming Corp.	$1,446,607
23,625	CBRL Group, Inc.	784,823
23,655	Landry's Restaurants, Inc.	715,091
		2,946,521
Household Durables — 0.6%
20,075	D.R. Horton, Inc.	554,672
Leisure Equipment & Products — 2.4%
190,940	Marvel Enterprises, Inc.+	2,491,767
Media — 6.1%
14,925	The E.W. Scripps Co., Class A Shares	1,528,618
59,100	Harte-Hanks, Inc.	1,427,856
93,180	IMAX Corp.+	419,310
22,260	Meredith Corp.	1,177,109
8,750	Pixar+	597,100
1,278	The Washington Post Co., Class B Shares	1,109,176
		6,259,169
Specialty Retail — 5.1%
22,880	CDW Corp.	1,471,184
55,005	PETsMART, Inc.	1,705,705
27,250	The Sports Authority, Inc.+	694,875
41,350	Williams-Sonoma, Inc.+	1,343,462
		5,215,226
Textiles & Apparel — 0.9%
10,045	Coach, Inc.+	429,826
35,125	Tommy Hilfiger Corp.+	491,750
		921,576
	TOTAL CONSUMER DISCRETIONARY	18,388,931
CONSUMER STAPLES — 4.6%
Food Products — 3.7%
16,175	Dean Foods Co.+	598,152
32,065	The Hain Celestial Group, Inc.+	530,034
45,005	Hormel Foods Corp.	1,335,748
31,150	The J. M. Smucker Co.	1,302,381
		3,766,315
Personal Products — 0.9%
20,887	Alberto-Culver Co.	973,752
	TOTAL CONSUMER STAPLES	4,740,067

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
ENERGY — 7.6%
Energy Equipment & Services — 4.3%
27,925	GlobalSantaFe Corp.	$765,145
25,755	Nabors Industries Ltd.+	1,197,608
17,555	Smith International, Inc.+	1,023,105
30,850	Weatherford International Ltd.+	1,443,163
		4,429,021
Oil & Gas — 3.3%
26,530	Murphy Oil Corp.	2,051,830
21,260	Newfield Exploration Co.+	1,255,828
		3,307,658
	TOTAL ENERGY	7,736,679
FINANCIALS — 15.8%
Banks — 5.7%
25,800	Banknorth Group, Inc.	823,278
19,890	Comerica Inc.	1,162,968
35,675	Investors Financial Services Corp.	1,629,634
27,350	New York Community Bancorp, Inc.	526,214
9,100	TCF Financial Corp.	549,640
18,885	Zions Bancorp.	1,142,542
		5,834,276
Diversified Financials — 3.3%
15,875	The Bear Stearns Cos. Inc.	1,324,292
54,750	SLM Corp.	2,076,120
		3,400,412
Insurance — 6.8%
32,360	Ambac Financial Group, Inc.	2,301,120
6,225	Everest Re Group, Ltd.	457,413
15,870	IPC Holdings, Ltd.	595,125
11,675	Lincoln National Corp.	510,198
37,935	Old Republic International Corp.	883,506
17,660	PartnerRe Ltd.	923,795
35,015	Willis Group Holdings Ltd.	1,218,522
		6,889,679
	TOTAL FINANCIALS	16,124,367
HEALTH CARE — 11.2%
Biotechnology — 2.1%
23,465	Gilead Sciences, Inc.+	1,516,778
10,600	OSI Pharmaceuticals, Inc.+	637,060
		2,153,838

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies — 3.5%
21,200	Cytyc Corp.+	$512,404
33,990	DENTSPLY International Inc.	1,652,934
9,375	Fisher Scientific International Inc.+	545,625
12,025	Varian Medical Systems, Inc.+	829,845
		3,540,808
Health Care Providers & Services — 2.8%
19,000	Community Health Systems, Inc. +	467,590
24,525	Sierra Health Services, Inc. +	1,084,005
28,650	Universal Health Services, Inc., Class B Shares	1,303,862
2,775	WellCare Health Plans, Inc.+	54,390
		2,909,847
Pharmaceuticals — 2.8%
52,910	Medicis Pharmaceutical Corp., Class A Shares	1,892,591
52,795	NPS Pharmaceuticals, Inc.+	984,627
		2,877,218
	TOTAL HEALTH CARE	11,481,711
INDUSTRIALS — 18.7%
Aerospace & Defense — 2.2%
25,620	Alliant Techsystems Inc.+	1,613,035
10,250	L-3 Communications Holdings, Inc.	626,788
		2,239,823
Airlines — 0.4%
19,525	JetBlue Airways Corp.+	464,890
Building Products — 1.7%
45,220	American Standard Cos. Inc.+	1,713,386
Commercial Services & Supplies — 3.0%
56,025	Allied Waste Industries, Inc.+	517,671
9,105	DST Systems, Inc.+	414,824
13,775	Korn/Ferry International+	245,608
20,050	Laureate Education, Inc.+	707,765
27,905	Manpower Inc.	1,215,263
		3,101,131
Construction & Engineering — 0.8%
19,310	Jacobs Engineering Group Inc.+	772,014
Electrical Equipment — 1.4%
38,080	Rockwell Automation, Inc.	1,424,573
Industrial Conglomerates — 1.4%
22,765	Carlisle Cos. Inc.	1,445,350

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Machinery — 3.4%
20,330	Eaton Corp.	$1,314,131
22,930	Navistar International Corp.+	824,334
59,520	Pall Corp.	1,379,078
		3,517,543
Road & Rail — 2.9%
38,235	C.H. Robinson Worldwide, Inc.	1,672,017
46,725	Heartland Express, Inc.	1,262,042
		2,934,059
Trading Companies & Distributors — 1.5%
24,296	Fastenal Co.	1,515,584
	TOTAL INDUSTRIALS	19,128,353
INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 1.4%
98,360	3Com Corp.+	484,915
35,050	Avaya Inc.+	513,482
21,375	Juniper Networks, Inc.+	490,770
		1,489,167
Computers & Peripherals — 1.3%
46,695	Electronics for Imaging, Inc.+	937,169
10,150	palmOne, Inc.+	408,233
		1,345,402
Electronic Equipment & Instruments — 2.7%
40,355	Celestica Inc., Subordinate Voting Shares+	692,088
17,105	Diebold, Inc.	788,540
50,650	Thermo Electron Corp.+	1,302,718
		2,783,346
Semiconductor Equipment & Products — 2.8%
39,100	Cymer, Inc.+	1,119,824
102,965	Integrated Device Technology, Inc.+	1,176,890
13,850	International Rectifier Corp.+	542,920
		2,839,634
Software — 6.2%
29,430	Amdocs Ltd.+	638,631
35,540	Mercury Interactive Corp.+	1,299,342
105,075	Quest Software, Inc.+	1,267,204
82,745	Siebel Systems, Inc.+	666,925
36,950	Synopsys, Inc.+	934,466
36,025	THQ Inc.+	686,276
42,950	VERITAS Software Corp.+	818,627
		6,311,471
	TOTAL INFORMATION TECHNOLOGY	14,769,020

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
MATERIALS — 5.3%
Chemicals — 2.2%
25,925	Air Products and Chemicals, Inc.	$1,341,619
8,650	Cytec Industries Inc.	403,090
9,175	Minerals Technologies Inc.	512,607
		2,257,316
Containers & Packaging — 1.3%
68,285	Smurfit-Stone Container Corp.+	1,270,784
Metals & Mining — 1.8%
24,945	Compass Minerals International, Inc.	509,377
34,575	Glamis Gold Ltd.+	542,828
17,010	Inco Ltd.+	567,624
16,200	Placer Dome Inc.	259,524
		1,879,353
	TOTAL MATERIALS	5,407,453
UTILITIES — 2.7%
Electric Utilities — 0.8%
26,835	Wisconsin Energy Corp.	862,745
Gas Utilities — 0.9%
48,750	Southern Union Co.+	970,612
Water Utilities — 1.0%
50,021	Aqua America, Inc.	972,908
	TOTAL UTILITIES	2,806,265
	TOTAL COMMON STOCK (Cost — $94,614,075)	100,582,846

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 1.7%
$1,770,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $1,770,199; (Fully collateralized by various U.S. government agency issues, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $1,805,410) (Cost — $1,770,000)	1,770,000
	TOTAL INVESTMENTS — 100.0% (Cost — $96,384,075*)	$102,352,846
+	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to the Schedules of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio (“SBAG”) and Smith Barney Mid Cap Core Portfolio (“SBMCC”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities traded in the over-the-counter market and listed securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004